Fair Value Measurements - Financial instruments measured at fair value on recurring basis by level within the fair value hierarchy (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Assets:
Available-for-sale debt investments	¥ 304	¥ 29,401
Carrying Value
Assets:
Term deposits and short term investments	1,049,555	1,309,028
Restricted cash	9,055	15,618
Available-for-sale debt investments	304	29,401
Fair Value Recurring Basis | Level 1 | Fair Value
Assets:
Restricted cash	9,055	15,618
Fair Value Recurring Basis | Level 2 | Fair Value
Assets:
Term deposits and short term investments	1,049,555	1,309,028
Fair Value Recurring Basis | Level 3 | Fair Value
Assets:
Available-for-sale debt investments	¥ 304	¥ 29,401